Cash and Cash Equivalents - Additional Information (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash at bank and in hand, subject to restriction	$ 170.6	$ 156.1